Segment Information (Details) - Schedule of Key Financial Performance Measures of the Segments - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from subscription segment [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenue from external customers	$ 24,557,650	$ 27,061,318	$ 25,664,145
Cost of revenue	(21,344,236)	(23,541,956)	(21,863,278)
Segment gross profit	3,213,414	3,519,362	3,800,867
Revenue from advertisement segment [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenue from external customers	9,900,071	12,057,903	9,840,247
Cost of revenue	(3,855,840)	(8,655,196)	(4,599,359)
Segment gross profit	6,044,231	3,402,707	5,240,888
Revenue from live events segment [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenue from external customers	6,922,719	9,362,794
Cost of revenue	(5,888,466)	(6,933,370)
Segment gross profit	1,034,253	2,429,424
Consolidated [Member]
Schedule of Key Financial Performance Measures of the Segments [Line Items]
Revenue from external customers	41,380,440	48,482,015	35,504,392
Cost of revenue	(31,088,542)	(39,130,522)	(26,462,637)
Segment gross profit	$ 10,291,898	$ 9,351,493	$ 9,041,755